Provision	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Provision
25.	Provision

	Provision for warranty	Provision for onerous contract	Total	Total
	RMB’000	RMB’000	RMB’000	US$’000
At January 1, 2018	191,814	—	191,814	27,072
Provision made	224,582	—	224,582	31,698
Provision utilized	(249,483)	—	(249,483)	(35,212)

At December 31, 2018 and January 1, 2019	166,913	—	166,913	23,558
Provision made	421,905	2,316	424,221	59,875
Provision utilized	(373,103)	—	(373,103)	(52,660)

At December 31, 2019	215,715	2,316	218,031	30,773